Appendix 2 Additional Information Circular No. 715 OF February 3, 2012	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES.
Appendix 2 Additional Information No. 715 of February 3, 2012

APPENDIX 2 ADDITIONAL INFORMATION CIRCULAR No. 715 OF FEBRUARY 3, 2012

This appendix forms an integral part of these consolidated financial statements.

a)	Portfolio stratification

-Trade and other receivables by maturity:

	As of December 31, 2023
	Current Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	1,074,822,684	31,474,982	48,358,190	17,972,222	16,543,822	11,522,260	27,808,169	11,142,122	28,572,932	159,492,141	1,427,709,524	775,262,173
Impairment provision	(18,575,689)	(454,616)	(1,848,768)	(1,715,408)	(1,844,114)	(2,143,323)	(2,833,718)	(3,353,938)	(3,555,933)	(29,551,108)	(65,876,615)	(12,078,477)
Accounts receivable for leasing, gross	20,755,542										20,755,542	137,964,743
Impairment provision	(139,954)										(139,954)	(972,617)
Other receivables, gross	66,801,742	—	—	—	—	—	—	—	—	11,474,680	78,276,422	3,502,319
Impairment provision	—	—	—	—	—	—	—	—	—	(11,430,370)	(11,430,370)	—
Total	1,143,664,325	31,020,366	46,509,422	16,256,814	14,699,708	9,378,937	24,974,451	7,788,184	25,016,999	129,985,343	1,449,294,549	903,678,141

	As of December 31, 2022
	Current Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	1,063,126,893	165,196,456	20,742,604	13,545,981	19,943,245	20,455,008	20,258,067	12,059,092	10,660,914	91,914,939	1,437,903,199	529,584,066
Impairment provision	(13,839,714)	(582,502)	(1,202,377)	(1,820,576)	(2,309,882)	(2,940,313)	(2,441,799)	(2,756,571)	(3,164,816)	(34,271,448)	(65,329,998)	(10,767,122)
Accounts receivable for leasing, gross	21,037,785	—	—	—	—	—	—	—	—	—	21,037,785	170,338,861
Impairment provision	(262,097)	—	—	—	—	—	—	—	—	—	(262,097)	(1,415,859)
Other receivables, gross	116,120,154	—	—	—	—	—	—	—	—	11,474,680	127,594,834	3,407,699
Impairment provision	—	—	—	—	—	—	—	—	—	(11,430,368)	(11,430,368)	—
Total	1,186,183,021	164,613,954	19,540,227	11,725,405	17,633,363	17,514,695	17,816,268	9,302,521	7,496,098	57,687,803	1,509,513,355	691,147,645

-By type of portfolio:

	December 31, 2023						December 31, 2022
	Portfolio with no renegotiated terms		Portfolio with renegotiated terms		Total Gross Portfolio		Portfolio with no renegotiated terms		Portfolio with renegotiated terms		Total Gross Portfolio
		Gross		Gross		Gross		Gross		Gross		Gross
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	clients	ThCh$	clients	ThCh$	clients	ThCh$	clients	ThCh$	clients	ThCh$	clients	ThCh$
Up-to-date	1,615,963	1,020,578,796	38,745	829,506,061	1,654,708	1,850,084,857	1,978,750	1,049,380,978	83,186	543,329,981	2,061,936	1,592,710,959
1 to 30 days	36,817	30,148,065	1,025	1,326,917	37,842	31,474,982	40,186	161,637,984	1,428	3,558,472	41,614	165,196,456
31 to 60 days	62,200	47,632,946	1,425	725,244	63,625	48,358,190	30,621	19,108,793	1,588	1,633,811	32,209	20,742,604
61 to 90 days	71,635	17,533,472	1,729	438,750	73,364	17,972,222	29,542	12,388,582	1,765	1,157,399	31,307	13,545,981
91 to 120 days	60,598	16,206,301	1,502	337,521	62,100	16,543,822	44,792	19,164,002	1,411	779,243	46,203	19,943,245
121 to 150 days	54,201	11,244,718	1,246	277,542	55,447	11,522,260	32,952	19,978,533	1,584	476,475	34,536	20,455,008
151 to 180 days	19,004	27,552,420	856	255,749	19,860	27,808,169	15,522	19,875,975	970	382,092	16,492	20,258,067
181 to 210 days	19,040	10,939,853	953	202,269	19,993	11,142,122	12,464	11,764,028	903	295,064	13,367	12,059,092
211 to 250 days	16,910	28,291,389	917	281,543	17,827	28,572,932	32,553	10,467,899	1,430	193,015	33,983	10,660,914
More than 251 days	1,026,009	157,014,702	152,571	2,477,439	1,178,580	159,492,141	735,816	88,792,498	75,189	3,122,441	811,005	91,914,939
Total	2,982,377	1,367,142,662	200,969	835,829,035	3,183,346	2,202,971,697	2,953,198	1,412,559,272	169,454	554,927,993	3,122,652	1,967,487,265

b)	Portfolio in default and in legal collection process

	As of December 31,
	2023		2022
	Number of	Amount	Number of	Amount
Portfolio in Default and in Legal Collection Process	clients	ThCh$	Clients	ThCh$
Notes receivable in default	—	—	1,856	255,178
Notes receivable in legal collection process (*)	1,702	7,853,447	755	3,304,750
Total	1,702	7,853,447	2,611	3,559,928

(*)Legal collections are included in the portfolio past due.

c)	Allowances and write-offs

	As of December 31,
	12-31-2023	12-31-2022
	ThCh$	ThCh$
Allowances and Write-offs
Allowance for portfolio with no renegotiated terms	7,606,450	13,738,391
Allowance for portfolio with renegotiated terms	3,732,378	8,893,362
Recoveries for the period	—	74,833
Total	11,338,828	22,706,586

d)	Number and value of transactions

	12-31-2023		12-31-2022
	Total detail by type of transaction ThCh$	Total detail by type of operation ThCh$	Total detail by type of transaction ThCh$	Total detail by type of operation ThCh$
Number and Amount of Transactions	Last Quarter	Year-to-date	Last Quarter	Year-to-date
Allowance for impairment and recoveries:
Number of Transactions	130,641	444,155	26,010	33,861
Amount of transactions	5,395,100	11,338,828	5,303,963	22,706,586

APPENDIX 2.1 SUPPLEMENTARY INFORMATION ON TRADE RECEIVABLES:

This appendix forms an integral part of these consolidated financial statements.

a)	Portfolio stratification
-	Trade receivables detailed by aging:

	12-31-2023
Trade receivables	Up-to-date Portfolio	1-30 days past due	31-60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	More than 365 days past due	Total Current	Total Non- Current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, Generation and Transmission	685,684,933	12,061,685	35,583,465	9,511,845	10,257,758	4,950,129	21,602,876	5,729,653	23,719,622	35,690,038	16,151,472	860,943,476	2,234,948
- Large customers	685,468,573	12,061,685	35,583,465	9,511,845	10,257,758	4,950,129	21,602,876	5,729,653	23,719,622	35,690,038	15,748,987	860,324,631	2,234,948
- Other	216,360	—	—	—	—	—	—	—	—	—	402,485	618,845	—
Allowance for impairment	(1,213,072)	(86,661)	(759,055)	(199,997)	(218,187)	(104,314)	(460,833)	(122,220)	(503,753)	(755,173)	(720,399)	(5,143,664)	(5,257)

Unbilled services	557,351,449	—	—	—	—	—	—	—	—	—	—	557,351,449	2,234,948
Billed services	128,333,484	12,061,685	35,583,465	9,511,845	10,257,758	4,950,129	21,602,876	5,729,653	23,719,622	35,690,038	16,151,472	303,592,027	—

Trade receivables, Distribution	389,137,751	19,413,297	12,774,725	8,460,377	6,286,064	6,572,131	6,205,293	5,412,469	4,853,310	12,262,562	95,388,069	566,766,048	773,027,225
- Mass-market customers	354,259,121	13,606,413	8,670,840	6,786,030	5,328,004	5,290,332	5,429,950	4,254,816	4,083,091	10,122,853	75,072,837	492,904,287	767,893,506
- Large customers	20,856,819	3,430,853	1,777,236	583,180	465,211	320,367	63,668	143,118	78,772	479,814	7,900,893	36,099,931	3,515,123
- Institutional customers	14,021,811	2,376,031	2,326,649	1,091,167	492,849	961,432	711,675	1,014,535	691,447	1,659,895	12,414,339	37,761,830	1,618,596
Allowance for impairment	(17,362,617)	(367,955)	(1,089,713)	(1,515,411)	(1,625,927)	(2,039,009)	(2,372,885)	(3,231,718)	(3,052,180)	(7,512,758)	(20,562,743)	(60,732,916)	(12,073,220)

Unbilled services	331,194,439	—	—	—	—	—	—	—	—	—	—	331,194,439	744,470,323
Billed services	57,943,312	19,413,297	12,774,725	8,460,377	6,286,064	6,572,131	6,205,293	5,412,469	4,853,310	12,262,562	95,388,069	235,571,609	28,556,902
Total trade receivables, gross	1,074,822,684	31,474,982	48,358,190	17,972,222	16,543,822	11,522,260	27,808,169	11,142,122	28,572,932	47,952,600	111,539,541	1,427,709,524	775,262,173
Total Allowance for impairment	(18,575,689)	(454,616)	(1,848,768)	(1,715,408)	(1,844,114)	(2,143,323)	(2,833,718)	(3,353,938)	(3,555,933)	(8,267,931)	(21,283,142)	(65,876,580)	(12,078,477)
Total trade receivables, net	1,056,246,995	31,020,366	46,509,422	16,256,814	14,699,708	9,378,937	24,974,451	7,788,184	25,016,999	39,684,669	90,256,399	1,361,832,944	763,183,696

	12-31-2022
Trade receivables	Up-to-date Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	More than 365 days past due	Total Current	Total Non- Current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, Generation and Transmission	654,985,092	143,536,076	8,891,588	5,258,816	12,773,438	13,785,800	15,520,362	8,046,533	6,266,126	745,668	16,622,321	886,431,820	45,059,200
- Large customers	650,526,145	143,493,478	8,872,845	5,125,060	12,752,139	13,778,132	15,518,658	8,044,829	6,264,422	421,075	16,219,836	881,016,619	45,059,200
- Other	4,458,947	42,598	18,743	133,756	21,299	7,668	1,704	1,704	1,704	324,593	402,485	5,415,201	—
Allowance for impairment	(121,270)	—	—	—	—	—	—	—	—	(2,556)	(5,104,847)	(5,228,673)	(105,869)

Unbilled services	640,741,166	—	—	—	—	—	—	—	—	—	—	640,741,166	1,858,103
Billed services	14,243,926	143,536,076	8,891,588	5,258,816	12,773,438	13,785,800	15,520,362	8,046,533	6,266,126	745,668	16,622,321	245,690,654	43,201,097

Trade receivables, Distribution	408,141,801	21,660,380	11,851,016	8,287,165	7,169,807	6,669,208	4,737,705	4,012,559	4,394,788	8,884,006	65,662,944	551,471,379	484,524,866
- Mass-market customers	366,272,977	18,467,498	8,246,806	5,884,359	5,064,562	4,915,647	3,712,699	3,057,882	3,318,993	6,753,036	44,500,915	470,195,374	451,150,735
- Large customers	36,208,465	834,666	1,075,417	510,124	488,532	547,488	199,112	429,147	318,026	678,559	6,609,561	47,899,097	7,855,802
- Institutional customers	5,660,359	2,358,216	2,528,793	1,892,682	1,616,713	1,206,073	825,894	525,530	757,769	1,452,411	14,552,468	33,376,908	25,518,329
Allowance for impairment	(13,718,444)	(582,502)	(1,202,377)	(1,820,576)	(2,309,882)	(2,940,313)	(2,441,799)	(2,756,571)	(3,164,816)	(6,244,946)	(22,919,099)	(60,101,325)	(10,661,253)

Unbilled services	332,260,920	—	—	—	—	—	—	—	—	—	—	332,260,920	447,746,461
Billed services	75,880,881	21,660,380	11,851,016	8,287,165	7,169,807	6,669,208	4,737,705	4,012,559	4,394,788	8,884,006	65,662,944	219,210,459	36,778,403
Total trade receivables, gross	1,063,126,893	165,196,456	20,742,604	13,545,981	19,943,245	20,455,008	20,258,067	12,059,092	10,660,914	9,629,674	82,285,265	1,437,903,199	529,584,066
Total Allowance for impairment	(13,839,714)	(582,502)	(1,202,377)	(1,820,576)	(2,309,882)	(2,940,313)	(2,441,799)	(2,756,571)	(3,164,816)	(6,247,502)	(28,023,946)	(65,329,998)	(10,767,122)
Total trade receivables, net	1,049,287,179	164,613,954	19,540,227	11,725,405	17,633,363	17,514,695	17,816,268	9,302,521	7,496,098	3,382,172	54,261,319	1,372,573,201	518,816,944

Because not all of our commercial databases in our Group’s different consolidated entities distinguish whether the final electricity service consumer is an individual or legal entity, the main management segmentation used by all consolidated entities to monitor and follow up on trade receivables is the following:

- Mass-market Customers	- Institutional Customers
- Large Customers

-	By type of portfolio:

	12-31-2023
Type of Portfolio	Up-to-date portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total currrent	Total non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION AND TRANSMISSION
Portfolio with no renegotiated terms	685,684,933	12,061,685	35,583,465	9,511,845	10,257,758	4,950,129	21,602,876	5,729,653	23,719,622	51,841,516	860,943,482	2,234,948
- Large customers	685,468,573	12,061,685	35,583,465	9,511,845	10,257,758	4,950,129	21,602,876	5,729,653	23,719,622	51,439,031	860,324,637	2,234,948
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	216,360	—	—	—	—	—	—	—	—	402,485	618,845	—
Portfolio with renegotiated terms	—	—	—	—	—	—	—	—	—	—	—	—
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Portfolio with no renegotiated terms	331,680,208	18,086,380	12,049,481	8,021,627	5,948,543	6,294,589	5,949,544	5,210,200	4,571,767	105,173,186	502,985,525	978,707
- Mass-market customers	301,435,164	12,716,511	8,095,751	6,348,925	4,994,573	5,016,199	5,176,184	4,052,768	3,802,001	83,053,046	434,691,122	847,575
- Large customers	19,546,310	3,418,154	1,766,205	582,003	461,826	317,234	61,937	143,118	78,772	8,380,707	34,756,266	131,132
- Institutional customers	10,698,734	1,951,715	2,187,525	1,090,699	492,144	961,156	711,423	1,014,314	690,994	13,739,433	33,538,137	—
Portfolio with renegotiated terms	57,457,543	1,326,917	725,244	438,750	337,521	277,542	255,749	202,269	281,543	2,477,439	63,780,517	772,048,518
- Mass-market customers	52,823,957	889,902	575,090	437,104	333,432	274,132	253,765	202,048	281,090	2,142,639	58,213,159	767,045,931
- Large customers	1,310,509	12,699	11,031	1,177	3,384	3,134	1,732	—	—	—	1,343,666	3,383,991
- Institutional customers	3,323,077	424,316	139,123	469	705	276	252	221	453	334,800	4,223,692	1,618,596
Total gross portfolio	1,074,822,684	31,474,982	48,358,190	17,972,222	16,543,822	11,522,260	27,808,169	11,142,122	28,572,932	159,492,141	1,427,709,524	775,262,173

	12-31-2022
Type of Portfolio	Current Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total currrent	Total Non- Current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION AND TRANSMISSION
Portfolio with no renegotiated terms	654,985,092	143,536,076	8,891,588	5,258,816	12,773,438	13,785,800	15,520,362	8,046,533	6,266,126	17,367,989	886,431,820	45,059,200
- Large customers	650,526,145	143,493,478	8,872,845	5,125,060	12,752,139	13,778,132	15,518,658	8,044,829	6,264,422	16,640,911	881,016,619	45,059,200
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	4,458,947	42,598	18,743	133,756	21,299	7,668	1,704	1,704	1,704	727,078	5,415,201	—
Portfolio with renegotiated terms	—	—	—	—	—	—	—	—	—	—	—	—
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Portfolio with no renegotiated terms	348,967,768	18,101,908	10,217,205	7,129,766	6,390,564	6,192,733	4,355,613	3,717,495	4,201,773	71,424,509	480,699,334	368,918
- Mass-market customers	311,820,388	14,959,951	6,613,958	4,729,193	4,285,454	4,439,308	3,330,743	2,762,818	3,102,394	48,799,268	404,843,475	63,972
- Large customers	35,302,143	787,279	1,075,417	508,243	488,532	547,488	199,112	429,147	341,610	7,288,119	46,967,090	304,946
- Institutional customers	1,845,237	2,354,678	2,527,830	1,892,330	1,616,578	1,205,937	825,758	525,530	757,769	15,337,122	28,888,769	—
Portfolio with renegotiated terms	59,174,033	3,558,472	1,633,811	1,157,399	779,243	476,475	382,092	295,064	193,015	3,122,441	70,772,045	484,155,948
- Mass-market customers	54,452,589	3,507,547	1,632,848	1,155,166	779,107	476,339	381,956	295,064	193,015	2,454,684	65,328,315	451,086,763
- Large customers	906,322	47,387	—	1,881	—	—	—	—	—	—	955,590	7,550,856
- Institutional customers	3,815,122	3,538	963	352	136	136	136	—	—	667,757	4,488,140	25,518,329
Total gross portfolio	1,063,126,893	165,196,456	20,742,604	13,545,981	19,943,245	20,455,008	20,258,067	12,059,092	10,660,914	91,914,939	1,437,903,199	529,584,066

APPENDIX 2.2 ESTIMATES OF SALES AND PURCHASES OF ENERGY, POWER AND TOLL

This appendix forms an integral part of these consolidated financial statements.

	12-31-2023		12-31-2022
	Energy and		Energy and
	Capacity	Tolls	Capacity	Tolls
	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF FINANCIAL POSITION
Trade and other receivables, current	1,079,071,545	57,680,280	771,542,899	44,081,383
Trade and other receivables, non-current	970,575,153	—	441,133,414	—
Total Estimated Assets	2,049,646,698	57,680,280	1,212,676,313	44,081,383
Trade and other payables, current	99,375,819	22,172,523	116,540,839	23,547,980
Trade and other payables, non-current	571,821,560	—	288,973,001	—
Total Estimated Liabilities	671,197,379	22,172,523	405,513,840	23,547,980

	12-31-2023		12-31-2022
	Energy and		Energy and
	power	Tolls	power	Tolls
	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF INCOME
Energy sales	1,052,873,402	57,684,300	812,406,845	38,856,793
Energy purchases	163,111,943	22,333,297	248,111,074	23,547,980